Discontinued Operations (Details) - Schedule of Classes of Assets and Liabilities of Discontinued Operations - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash			$ 570
Prepaid expenses and other current assets			3,305
Total current assets			3,875
Noncurrent assets
Long-term investment			169
Long-term receivables			4,597
Property, plant and equipment, net			234
Total noncurrent assets			5,000
TOTAL ASSETS			8,875
Current liabilities
Short-term loan			1,569
Accounts payable			161
Advance from customers			470
Accrued expenses and other current liabilities			15,726
Tax payable			9,408
Total current liabilities			27,334
Noncurrent liabilities
Other long-term liabilities	$ 43,330		52,659
Total noncurrent liabilities			52,659
Total liabilities			$ 79,993